Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	104 Months Ended	109 Months Ended	111 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000122073 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Focus Equity Fund Class Z
Average Annual Return, Percent	59.65%	22.69%				20.97%
C000179522 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Focus Equity Fund Class Y
Average Annual Return, Percent	59.71%	22.73%	23.08%
C000024998 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Focus Equity Fund Class I
Average Annual Return, Percent	59.19%	22.33%				20.63%
C000122072 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Focus Equity Fund Class C
Average Annual Return, Percent	56.99%	21.37%				19.85%
C000122071 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Focus Equity Fund Class A
Average Annual Return, Percent	50.77%	20.98%				19.93%
C000025000 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Small Cap Growth Institutional Fund Class I
Average Annual Return, Percent	8.51%	(1.52%)				8.26%
C000025001 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Small Cap Growth Institutional Fund Class R
Average Annual Return, Percent	8.02%	(1.97%)				7.76%
C000172687 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Small Cap Growth Institutional Fund Class Z-2
Average Annual Return, Percent	8.87%	(1.17%)			9.39%
C000174228 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Mid Cap Growth Institutional Fund Class Z-2
Average Annual Return, Percent	25.39%	8.05%		13.79%
C000025003 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Mid Cap Growth Institutional Fund Class R
Average Annual Return, Percent	24.35%	7.13%				11.20%
C000025002 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Mid Cap Growth Institutional Fund Class I
Average Annual Return, Percent	25.13%	7.68%				11.78%
C000025004 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Capital Appreciation Institutional Fund Class I
Average Annual Return, Percent	51.23%	19.80%				18.29%
C000025005 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Capital Appreciation Institutional Fund Class R
Average Annual Return, Percent	50.52%	19.27%				17.76%
C000179523 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Capital Appreciation Institutional Fund Class Y
Average Annual Return, Percent	51.79%	20.27%	20.55%
C000174229 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Capital Appreciation Institutional Fund Class Z-2
Average Annual Return, Percent	51.76%	20.22%		20.70%
Without Sales Load [Member] | C000122072 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Focus Equity Fund Class C—excluding contingent deferred sales charges
Average Annual Return, Percent	57.99%	21.37%				19.85%
Without Sales Load [Member] | C000122071 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Focus Equity Fund Class A—excluding sales load
Average Annual Return, Percent	59.12%	22.29%				20.58%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%	14.95%	15.70%	15.17%	14.64%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	30.53%	19.24%	19.55%	20.01%		18.28%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	18.81%	8.94%			10.03%	9.65%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent	19.59%	11.17%		13.88%		12.65%